UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6120

THE FIRST ISRAEL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:              Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments
September 30, 2006 (Unaudited)

	No. of
Description	Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-92.36%

Israel-91.01%

Aerospace & Defense-0.90%
Elbit Systems Ltd.	23,000	$697,227

Airlines-0.18%
EL AL Israel Airlines †	275,000	141,096

Building Products-0.63%
Electra Consumer Products Ltd. †	52,000	338,210
Klil Industries Ltd. †	16,785	147,260
		485,470

Capital Markets-1.04%
IBI Investment House Ltd.	82,000	808,956

Chemicals-8.38%
Israel Chemicals Ltd.	937,500	4,581,163
Makhteshim-Agan Industries Ltd.	390,001	1,922,736
		6,503,899

Commercial Banks-16.29%
Bank Hapoalim Ltd.	1,050,000	4,949,488
Bank Leumi Le-Israel Ltd.	1,175,000	4,598,985
F.I.B.I. Holdings Ltd. †	27,500	499,809
Israel Discount Bank Ltd., Class A †	1,050,000	1,976,390
United Mizrahi Bank Ltd.	100,000	612,564
		12,637,236

Communications Equipment-3.08%
AudioCodes Ltd. †	50,000	469,500
ECI Telecom Ltd. †	70,564	582,153
NICE Systems Ltd., ADR †	24,200	669,614
RADWARE Ltd. †	49,300	669,001
		2,390,268

Construction & Engineering-1.47%
Housing & Construction Holdings Ltd. †	1,000,000	1,142,927

Diversified Financial Services-0.81%
Ampal-American Israel Corp., Class A	135,000	626,400

Diversified Telecommunication Services-4.67%
Bezeq Israeli Telecommunication Corporation Ltd.	2,900,000	3,619,981

Electrical Equipment & Instruments-4.97%
Electra (Israel) Ltd. †	7,250	985,592
Nisko Industries (1992) Ltd.	32,500	191,999
Orbotech, Ltd. †	66,755	1,582,093
Rapac Electronics Ltd.	116,278	513,601
Rapac Technologies 2000 Ltd.	29,500	224,164
Telsys Ltd.	50,000	361,208
		3,858,657

Food & Staples Retailing-0.64%
Blue Square Chain Investments & Properties Ltd. †	11,605	114,307
Gan Shmuel Food Industries	16,940	66,677
Supersol Ltd. †	100,000	316,588
		497,572

Household Durables-1.57%
Elco Holdings Ltd.	97,391	1,222,093

Household Products-0.66%
Albad Massuot Yitzhak Ltd. †	50,000	511,520

Industrial Conglomerates-5.90%
Clal Industries Ltd.	152,500	775,911
Discount Investment Corporation	27,500	664,745
IDB Development Corporation Ltd.	44,001	1,254,629
IDB Holding Corporation Ltd.	42,251	1,023,959
Koor Industries Ltd. †	13,000	685,450
Macpell Industries Ltd. †	116,074	173,316
		4,578,010

Insurance-7.93%
Clal Insurance Enterprise Holdings Ltd.	47,000	940,943
Harel Insurance Investments Ltd.	116,500	5,209,526
		6,150,469

Internet Software & Services-0.63%
Aladdin Knowledge Systems †	28,800	485,280

Investment & Holding Company-0.03%
The Renaissance Fund LDC † ‡	60	19,646

Machinery-0.44%
Plasson Ltd.	14,808	342,372

Paper & Forest Products-0.33%
American Israeli Paper Mills Ltd.	6,089	252,604

Pharmaceuticals-12.44%
DeveloGen AG †*	497	29,329
Perrigo Co.	134,000	2,313,021
Teva Pharmaceutical Industries Ltd., ADR	214,300	7,305,487
		9,647,837

Real Estate Management & Development-1.34%
Elbit Medical Imaging Ltd. †	3,001	78,503
Industrial Buildings Corporation Ltd.	140,001	271,309
Property & Building Corporation Ltd.	5,251	689,744
		1,039,556

Road & Rail-0.70%
Dan Vehicle & Transportation	100,000	545,364

Semiconductor & Semiconductor Equipment-1.52%
Camtek Ltd. †	29,400	182,280
DSP Group Inc. †	43,500	993,975
		1,176,255

Software-6.26%
Check Point Software Technologies Ltd.†	208,100	3,964,305
ECtel Ltd. †	899	3,992
Formula Systems (1985) Ltd. †	72,500	701,411
MIND C.T.I. Ltd.	72,200	188,442
		4,858,150
Thrifts & Mortgage Finance-1.36%
Discount Mortgage Bank Ltd. †	9,500	1,056,088

Venture Capital-6.84%
ABS GE Capital Giza Fund, L.P. † ‡	1,250,001	214,088
Advent Israel (Bermuda) L.P. † ‡	1,682,293	35,337
BPA Israel Ventures LLC † ‡ #	1,674,588	980,580
Concord Ventures II Fund L.P. † ‡ #	1,920,000	473,386
Delta Fund I, L.P. † ‡ #	232,940	129,602
Formula Ventures L.P. † ‡	1,000,000	47,540
Giza GE Venture Fund III L.P. † ‡ #	1,200,000	711,504
K.T. Concord Venture Fund L.P. † ‡	1,000,000	395,301
Neurone Ventures II, L.P. † ‡ #	573,684	163,962
Pitango Fund II LLC † ‡	1,000,000	189,102
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,750,000	1,140,037
Walden Israel Ventures, L.P. † ‡	500,000	41,820
Walden Israel Ventures III, L.P. † ‡ #	1,070,438	788,185
		5,310,444
Total Israel (Cost $52,054,149)		70,605,377

Global-1.35%
Venture Capital-1.35%
Emerging Markets Ventures I L.P. (Cost $1,279,008) † ‡ #	2,237,292	1,045,240

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $53,333,157)		71,650,617

	Principal Amount (000’s)
SHORT-TERM INVESTMENT-7.97%

Grand Cayman-7.97%
Wachovia Bank, overnight deposit, 4.38%, 10/02/06** (Cost $6,179,000)	$6,179	6,179,000

Total Investments-100.33% (Cost $59,512,157)		77,829,617

Liabilities in Excess of Cash and Other Assets-(0.33)%		(251,912)

NET ASSETS-100.00%		$77,577,705

†                                          Non-income producing security.

‡                                          Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#                                         As of September 30, 2006, the aggregate amount of open commitments for the Fund is $1,777,683.

*                                         Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**                                  Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.

ADR                     American Depositary Receipts.

Security Valuation: The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At September 30, 2006, the Fund held 8.3% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $12,638,806 and fair value of $6,404,659. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value At 09/30/06	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments

ABS GE Capital Giza Fund, L.P.	1,250,001	02/03/98 - 02/13/02	$1,009,773	$214,088	$0.17	0.28%	$1,605,498	—

Advent Israel (Bermuda) L.P.	1,682,293	06/16/93 - 01/16/98	1,835,404	35,337	0.02	0.05%	3,851,769	—

BPA Israel Ventures LLC	1,674,588	10/05/00 - 12/09/05	1,265,622	980,580	0.59	1.26%	—	$625,412

Concord Ventures II Fund L.P.	1,880,000	03/29/00 - 07/11/05	1,307,560	463,524	0.25	0.60%
	40,000	04/12/06	40,000	9,862	0.25	0.01%
	1,920,000		1,347,560	473,386		0.61%	75,777	80,000

Delta Fund I, L.P.	220,440	11/15/00 - 09/09/05	157,471	122,647	0.56	0.16%
	12,500	04/04/06	12,500	6,955	0.56	0.01%
	232,940		169,971	129,602		0.17%	45,794	17,500

Emerging Markets Ventures I L.P.	2,226,890	01/22/98 - 06/30/05	1,269,899	1,040,380	0.47	1.34%
	10,402	01/10/06	9,109	4,860	0.47	0.01%
	2,237,292		1,279,008	1,045,240		1.35%	1,208,504	262,708

Formula Ventures L.P.	1,000,000	08/06/99 - 06/14/04	210,254	47,540	0.05	0.06%	295,024	—

Giza GE Venture Fund III L.P.	1,125,000	1/31/00 - 08/10/05	776,083	667,035	0.59	0.86%
	25,000	03/02/06	24,679	14,823	0.59	0.02%
	50,000	07/03/06	50,000	29,646	0.59	0.04%
	1,200,000		850,762	711,504		0.92%	122,373	50,000

K.T. Concord Venture Fund L.P.	1,000,000	12/08/97 - 09/29/00	776,258	395,301	0.40	0.51%	544,497	—

Neurone Ventures II, L.P.	536,184	11/24/00 - 08/15/05	214,734	153,244	0.29	0.20%
	37,500	04/17/06	32,013	10,718	0.29	0.01%
	573,684		246,747	163,962		0.21%	248,989	187,500

Pitango Fund II LLC	1,000,000	10/31/96-08/01/01	536,638	189,102	0.19	0.24%	1,115,588	—

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,500,000	12/21/00 - 03/30/05	1,177,189	977,174	0.65	1.26%
	250,000	05/04/06	250,000	162,863	0.65	0.21%
	1,750,000		1,427,189	1,140,037		1.47%	—	250,000

The Renaissance Fund LDC	60	03/30/94 - 03/21/97	213,193	19,646	327.48	0.03%	567,308	—

Walden Israel Ventures, L.P.	500,000	09/28/93 - 05/16/97	282,752	41,820	0.08	0.05%	442,280	—

Walden Israel Ventures III, L.P.	864,188	02/23/01 - 11/22/05	600,109	636,319	0.74	0.82%
	89,375	03/29/06	78,691	65,809	0.74	0.08%
	116,875	08/01/06	116,875	86,057	0.74	0.11%
	1,070,438		795,675	788,185		1.01%	728,770	304,563

Total			$12,246,806	$6,375,330		8.22%	$10,852,171	$1,777,683

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $59,602,231, $27,570,239, ($9,342,853) and $18,227,386, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:              Controls and Procedures

(a)      As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:              Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FIRST ISRAEL FUND, INC.

/s/Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date: November 21, 2006

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: November 21, 2006